PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details)		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Prepaid expenses and other current assets:
Prepaid expense for bandwidth and servers	[1]	$ 1,739,000	¥ 12,109,000	¥ 9,491,000
Staff field advances		110,000	759,000	596,000
Capital lease deposit				1,684,000
Prepaid commission fee	[2]	10,704,000	74,520,000	99,700,000
Prepaid service fee				10,000,000
Other deposit and receivables	[3]	4,707,000	32,768,000	34,095,000
Prepaid income tax		895,000	6,227,000	14,220,000
Prepaid expense and other current assets		18,155,000	126,383,000	169,786,000
Provision of doubtful accounts		(1,218,000)	(8,471,000)	(151,000)
Prepaid expenses and other current assets, net		16,937,000	117,912,000	¥ 169,635,000
Prepaid commission charge to disposal cost		3,617,000	25,180,000
Full allowance of remaining balance provided		$ 1,051,000	7,320,000
Beijing Zhao Du
Prepaid expenses and other current assets:
Prepaid commission fee			67,200,000
Beijing Shuo Ge
Prepaid expenses and other current assets:
Prepaid commission fee			¥ 32,500,000

[1]	Prepaid expense for bandwidth and servers represents the unamortized portion of prepayments made to the Group's telecom operators and certain technology companies, who provide the Group with access to bandwidth and network servers.
[2]	The balance represents the prepaid commission to an agent for the pending sales of certain cloud infrastructure that were held for sale (Note 10), consisting of RMB 67,200,000 related to Beijing Zhao Du and RMB 32,500,000 related to Beijing Shuo Ge. In May 2019, the disposal of Beijing Shuo Ge was completed and the prepaid commission in the amount of RMB-25,180,000 (US$3,617,000) based on the final adjusted consideration was charge to disposal cost, and full allowance of the remaining balance of RMB-7,320,000 (US$1,051,000) was provided as of December 31, 2019.
[3]	Other deposit and receivables